CASH, RESTRICTED CASH, AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH

The following presents the Company’s cash and restricted cash:

	December 31,
Amounts in (000’s)	2022	2021
Cash (a)	$843	$6,792
Restricted cash:
Cash collateral	135	125
HUD and other replacement reserves	2,155	1,914
Escrow deposits	459	700
Restricted investments for debt obligations	317	317
Total restricted cash	3,066	3,056

Total cash and restricted cash	$3,909	$9,848

(a)	Includes a Medicaid overpayment of $.02 million which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2022 and a Medicaid overpayment of $1.5 million as of December 31, 2021.